Accounting policies	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Accounting policies
Accounting policies
The accounting policies set out below have, unless otherwise stated, been applied consistently.
Judgments made by the Directors in the application of these accounting policies that have a significant effect on the financial statements and key sources of estimation uncertainty are discussed in Note 4.

3.1	Measurement convention
The financial statements are prepared on the historical cost basis with the exception of derivative financial instruments, business combinations, share based payments, and founder preferred shares which are stated at fair value.

3.2	Business combination
The Company uses the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are expensed as incurred.
Where selling shareholders have contractually agreed to indemnify Nomad Foods Limited for contingent liabilities, an indemnification asset is recognized equivalent to the fair value of the liability recognized by Nomad. The indemnification asset is deducted from consideration transferred for the business combination. The indemnification asset value will subsequently be revised where revisions are made to the value of the liability or where there are doubts over the ability to recover losses from the selling shareholders.

3.3	Basis of consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany balances and transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated. Accounting policies are applied consistently across the Company.
Subsidiaries are all entities (including structured entities) over which Nomad has control; directly or indirectly. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

3.4	Foreign currency

i)	Foreign currency transactions
Transactions in foreign currencies (currencies other than the functional currency) are translated into the functional currency at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the foreign exchange rate ruling the financial year end. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges, qualifying net investment hedges or are attributable to part of a net investment in a foreign operation.
Non-monetary assets and liabilities in a foreign currency are translated into the functional currency to establish historical cost, using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated at foreign exchange rates ruling at the date the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss.
The revenues and expenses of foreign operations are translated at an average rate for the period (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transaction).

ii)	Assets and liabilities of foreign operations
For the purposes of presenting consolidated financial statements, the assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on consolidation, are translated at foreign exchange rates ruling at the financial year ended December 31, 2017 of £1:€1.13 (December 31, 2016: £1:€1.17, December 31, 2015: £1:€1.36). The revenues and expenses of foreign operations are translated at an average rate for the period where this rate approximates to the foreign exchange rates ruling at the dates of the transactions.
Foreign exchange gains and losses that relate to these assets and liabilities are presented in the Consolidated Statement of Profit or Loss within ‘finance income or costs’, except where hedge accounting applies.

iii)	Net investment in foreign operations
Exchange differences arising from the translation of foreign operations and of related qualifying hedges are taken directly to the translation reserve within equity. They are realized through the Consolidated Statement of Profit or Loss upon disposal of the related foreign operation.

3.5	Goodwill
Goodwill represents amounts arising on acquisition of subsidiaries. Goodwill is the difference between the cost of the acquisition and the fair value of the net identifiable assets acquired.
Goodwill is stated at cost less any accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to the cash-generating unit and is not monitored below the operating segment unit. Goodwill is not amortized but is tested annually for impairment. Refer to 3.7 for discussion on cash-generating units.

3.6	Other intangible assets
Intangible assets acquired separately are recorded at cost and those acquired as part of a business combination are recorded at fair value as at the date of acquisition.

i)	Computer software
Capitalized software costs include the cost of acquired computer software licenses and costs that are directly associated with the design, construction and testing of such software where this relates to a major business system. Costs associated with identifying, sourcing, evaluating or maintaining computer software are recognized as an expense within other operating expenses as incurred.
The assets are stated at cost less accumulated amortization and impairment losses. Software costs are amortized by equal monthly installments over their estimated useful economic life of five to seven years once the software is capable of being brought into use.

ii)	Brands
Based on the market position of the brands, the significant levels of investment in advertising and promoting the brands, and the fact that they have been established for over 50 years, the Directors consider that the Birds Eye, Iglo and Findus brands have indefinite lives. Therefore these brands are not amortized, but instead held at historical cost less provision for any impairment.
The La Cocinera and Lutosa brands (Lutosa used under license until 2020) are deemed to not have an indefinite life and are being amortized by equal monthly installments within other operating expenses over 10 and 6 years respectively.

iii)	Customer relationships
Long standing Food Service customer relationships have been identified as intangible assets as part of the Findus Acquisition. These are deemed to not have an indefinite life and are being amortized by equal monthly installments within other operating expenses over 14 years.

3.7	Impairment of non-current assets
The carrying amounts of the Company’s non-current assets are reviewed annually to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated. Impairment losses are recognized in the Consolidated Statement of Profit or Loss in the period in which they arise. For goodwill and assets that have an indefinite useful life an impairment review is performed at least annually.
Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the net carrying amount may not be recoverable. An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount.

i)	Calculation of recoverable amount
Recoverable amount is the greater of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows of the business are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

ii)	Allocation of impairment losses
Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to cash-generating units then to reduce the carrying amount of the other assets in the unit on a pro rata basis. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

iii)	Reversals of impairment
An impairment loss in respect of goodwill is not reversed. In respect of other assets, an impairment loss is reversed when there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

3.8	Property, plant and equipment

i)	Owned assets
Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use.
Where parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items of property, plant and equipment.

ii)	Leased assets
Leases in which the Company assumes substantially all the risks and rewards of ownership of the leased asset are classified as ‘finance leases’. Where land and buildings are held under finance leases the accounting treatment of the land is considered separately from that of the buildings. Leased assets acquired by way of finance lease are stated at an amount equal to the lower of their fair value and the present value of the minimum lease payments at inception of the lease, less accumulated depreciation and impairment losses.
All other leases are classified as ‘operating leases’.

iii)	Depreciation
Depreciation is charged to the Consolidated Statement of Profit or Loss on a straight line basis over the shorter of the lease term and the estimated useful lives of each part of an item of property, plant and equipment once the item is brought into use. Land is not depreciated. The estimated useful lives are as follows:

•	Buildings 40 years

•	Plant and equipment 5 to 14 years

•	Computer equipment 3 to 5 years
The assets’ residual values and useful lives are reviewed on a frequent basis.

3.9	Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Inventories that are acquired through business combinations are fair valued at the time of acquisition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of direct costs and overheads based on normal operating capacity. Provision is made for slow moving, obsolete and defective inventories.

3.10	Employee benefits

i)	Defined contribution plans
Obligations for contributions to defined contribution pension plans are recognized as an expense in the Consolidated Statement of Profit or Loss as incurred. Prepaid contributions are recognized as an asset to the extent that a cash refund or reduction in the future payments is available.

ii)	Defined benefit plans
The Company’s net obligation in respect of defined benefit pension plans and other post-employment benefits is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That net obligation is discounted to determine its present value. The calculation is performed by a qualified actuary using the projected unit credit method.
The current service cost of the defined benefit plan, recognized in the Consolidated Statement of Profit or Loss in staff costs included within Operating profit/(loss), except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in Other Comprehensive Income in the period in which they arise.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the Consolidated Statement of Profit or Loss.
Past service cost is recognized immediately.

iii)	Share-based payment schemes
Employee benefits given through share-based payment schemes are discussed further in section 3.15 within Accounting policies.

3.11	Founder Preferred Shares
Nomad Foods issued Founder Preferred Shares to both TOMS Acquisition I, LLC and Mariposa Acquisition II, LLC (collectively the “Founder Entities”) in connection with its initial public offering in April 2014. Holders of the Founder Preferred Shares are entitled to receive annual dividend amounts subject to certain performance conditions (the “Founder Preferred Shares Dividend Amount”). The instrument and its component parts were analyzed under IFRS 2. The Company intends that any future Founder Preferred Shares Annual Dividend Amount will be equity settled. Accordingly, the Founder Preferred Shares Annual Dividend Amount as of June 1, 2015 of €531.5 million (the “Founder Preferred Shares Dividend reserve”) was classified as equity and no further revaluations will be required or recorded.
Should a Founder Preferred Share Annual Dividend Amount become due and payable, the market value of any dividend paid will be deducted from the Founder Preferred Shares Dividend reserve, with any excess deducted from the accumulated profit/(deficit) reserve within equity.

3.12	Provisions
Provisions are recognized when the Company has a legal or constructive present obligation as a result of a past event and it is probable that the Company will be required to settle that obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the financial year end date and are discounted to present value where the effect is material.
Where it is not possible to make a reliable estimate of the estimated financial effect of a provision, appropriate disclosure of the resulting contingent liability is made, but no provision is recognized.
The Company is currently in discussions with the tax authorities in one of its markets regarding the treatment of the acquisition of the Iglo Group in 2006 by the previous owners. The Company has an indemnity in respect of this tax issue, but has not recognized an indemnification asset or a provision for this matter.

3.13	Financial instruments
Financial assets and liabilities are recognized in the Company’s Statement of Financial Position when the Company becomes a party to the contractual provisions of the instrument.

i)	Trade receivables
Trade receivables are measured at initial recognition at fair value and are subsequently measured at amortized cost using the effective interest method, less any impairment. Since trade receivables are due within one year, this equates to initial carrying value less any impairment.
Appropriate allowances for estimated irrecoverable amounts are recognized in the Consolidated Statement of Profit or Loss when there is objective evidence that the asset is impaired.
Trade receivables are presented net of customer rebate balances.

ii)	Cash and cash equivalents
Cash and cash equivalents comprise of cash balances and call deposits.

iii)	Loans and borrowings

a.	Valuation
Interest bearing borrowings are recognized initially at fair value less attributable transaction costs.
Subsequent to initial recognition, interest bearing loans and borrowings are stated at amortized cost with any difference between cost and redemption value being recognized in the Consolidated Statement of Profit or Loss over the expected period of the borrowings.

b.	Capitalization of transaction costs
Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs.

iv)	Trade payables
Trade payables are measured at initial recognition at fair value and are subsequently measured at amortized cost using the effective interest method. Since trade payables are largely due within one year, this equates to initial carrying value.

v)	Derivative financial instruments and hedge accounting
Derivative financial instruments are recognized at fair value. When a derivative financial instrument is not designated in a hedge relationship that qualifies for hedge accounting, all changes in its fair value are recognized immediately in the Consolidated Statement of Profit or Loss. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the item being hedged.
The fair value of derivative financial instruments is determined using forward rates at the balance sheet date, with the resulting value discounted back to present value.
Cross currency interest rate swaps are managed based on their net exposure to credit risks. The Company has used the exception in IFRS 13 to allow this group of derivatives to be measured on a net basis by each counterpart.
a.    Cash flow hedges
Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognized asset or liability, or a highly probable forecast transaction, the effective part of any gain or loss on the derivative financial instrument is recognized directly in the cash flow hedging reserve. Any ineffective portion of the hedge is recognized immediately in the Consolidated Statement of Profit or Loss.
When a hedging instrument expires or is sold, terminated or exercised, or the entity revokes designation of the hedge relationship but the hedged forecast transaction is still expected to occur, the cumulative gain or loss at that point remains in equity and is recognized when the transaction occurs. If the hedged transaction is no longer expected to take place, the cumulative unrealized gain or loss recognized in equity is recognized in the Consolidated Statement of Profit or Loss immediately.

b.	Net investment hedges
Foreign currency differences arising on the retranslation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in Other Comprehensive Income to the extent that the hedge is effective, and are presented in the translation reserve within equity. To the extent that the hedge is ineffective, such differences are recognized in the Consolidated Statement of Profit or Loss. When the hedged net investment is disposed of, the relevant amount in the translation reserve is transferred to the Consolidated Statement of Profit or Loss as part of the gain or loss on disposal.

3.14	Revenue
Revenue comprises sales of goods after deduction of discounts, sales taxes and excludes intra-company sales. Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. At each financial year end date any discount incurred, but not yet invoiced, is estimated and accrued.
Revenue is recognized when the title and risk of loss of the underlying products have been transferred to the customer, at which point the sale price is fixed or determinable. This completes the revenue-earning process specifically that an arrangement exists, delivery has occurred, ownership has transferred, the price is determined and collectability is reasonably assured. The timing of the transfer of risks and rewards varies depending on the individual terms of the sales agreement. A provision for payment discounts and product return allowances, which is estimated based upon the Company’s historical performance, management’s experience and current economic trends, is recorded as a reduction of sales in the same period that the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances and merchandising funds and customer coupons are offered through various programs to customers and consumers. Sales are recorded net of estimated trade promotion spending, which is recognized as incurred at the time of sale. Certain retailers require the payment of slotting fees in order to obtain space for the Company’s products on the retailers’ store shelves. The fees are recognized as reductions of revenue on the date a liability to the retailer is created. These amounts are included in the determination of net sales. Accruals for expected pay-outs under these programs are included within trade receivables or trade payables in the Consolidated Statement of Financial Position. Coupon redemption costs are also recognized as reductions of net sales when the coupons are issued. Estimates of trade promotion expense and coupon redemption costs are based upon programs offered, timing of those offers, estimated redemption/usage rates from historical performance, management’s experience and current economic trends.
Trade marketing expense is comprised of amounts paid to retailers for programs designed to promote our products and are classified in the Consolidated Statement of Profit or Loss as a reduction of revenue.

3.15	Share based payments
Successor
Nomad Foods 2015 Long Term Incentive Plan
The Nomad Foods 2015 Long Term Incentive Plan (the “LTIP”), which incorporates an annual Non-Executive Directors Restricted Stock Scheme, falls within the provisions of IFRS 2 “Share-based Payment” and awards under the LTIP represent equity settled share based payments. A charge is taken to the Consolidated Statement of Profit or Loss for the difference between the fair value of the shares at grant date and the amount subscribed, spread over the vesting period.
Share based payment arrangements in which Nomad receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share based payment transactions, regardless of how the equity instruments are obtained by Nomad.
The grant date fair value of share-based payment awards granted to any Director or employee is recognized as an associated expense, with a corresponding increase in equity, over the period that any Director or employee becomes unconditionally entitled to the awards.
The fair value of the awards granted is measured using a valuation model, taking into account the terms and conditions upon which the awards were granted. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.
See Note 8b for further information on the Company’s share-based payment arrangements and details of the valuation model used.
Predecessor
At the end of each reporting period, the Iglo Group revised its estimates of the number of interests that were expected to vest based on the non-market vesting conditions. It recognized the impact of the revision to original estimates, if any, in the Consolidated Statement of Profit or Loss, with a corresponding adjustment to equity.
Other management incentive schemes
If schemes fall outside the scope of IFRS 2, since they are not related to the price or value of equity instruments, but do fall within the scope of IAS 19 “Employee Benefits”, an annual charge is taken over the service period based on an estimate of the amount of future benefit employees will earn in return for their service.

3.16	Interest income
Interest income is recognized in the Consolidated Statement of Profit or Loss on an accruals basis using the effective interest method.

3.17	Expenses

i)	Operating lease payments
Payments made under operating leases are recognized in the Consolidated Statement of Profit or Loss on a straight line basis over the term of the lease. Lease incentives received are recognized on a straight line basis in the Consolidated Statement of Profit or Loss as an integral part of the total lease expense.

ii)	Borrowing costs
Unless capitalized as part of the cost of borrowing (see Note 3.13(iii)), borrowing costs are recognized in the Consolidated Statement of Profit or Loss in the period in which they are incurred.

iii)	Exceptional items
The separate reporting of exceptional items which are presented as exceptional within the relevant Consolidated Statement of Profit or Loss category, helps provide an indication of the Company’s underlying business performance. Exceptional items have been identified and presented by virtue of their size, nature or incidence. In determining whether an event or transaction is specific, management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence. Exceptional items comprise restructuring costs, impairments or reversal of impairments of intangible assets, operational restructuring, integration and acquisition costs relating to new acquisitions, investigation of strategic opportunities and other items, costs relating to certain management incentive plans and other significant items (see Note 7).

iv)	Research and development
Expenditure on research activities is recognized in the Consolidated Statement of Profit or Loss as an expense as incurred.

3.18	Taxation
Tax on the profit or loss for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Profit and Loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the financial year end date, and any adjustment to tax payable in respect of previous years. Where tax exposures can be quantified, an accrual for uncertain tax positions is made based on the best estimates and management’s judgments. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to these accruals.
Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts used for taxation purposes on an undiscounted basis. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the financial year end date.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

3.19	Segment reporting
The Chief Operating Decision Maker (“CODM”) has been determined to be the Chief Executive Officer as he is primarily responsible for the allocation of resources to the segments and the assessment of performance of the segments.
Nomad’s operations are organized into one operating unit, ‘Frozen’, which comprises all the brands, as well as the factories, private label business units and certain corporate overheads. The CODM primarily uses (“Adjusted EBITDA”), disclosed in Note 5, as the key measure of the segment’s results. Adjusted EBITDA is EBITDA adjusted to exclude (when they occur) exited markets, chart of account (“CoA”) alignments and exceptional items such as restructuring charges, goodwill and intangible asset impairment charges, the impact of share based payment charges, charges relating to the Founder Preferred Shares Annual Dividend Amount, charges relating to the redemption of warrants and other unusual or non-recurring items.
EBITDA, disclosed in Note 5, is defined as profit/(loss) for the period before taxation, net financing costs, depreciation and amortization.

3.20	Onerous contracts provisions
Where the costs of fulfilling a contract exceed the economic benefits that the Company expects to receive from it, an onerous contract provision is recognized for the net unavoidable costs. In estimating the net unavoidable costs, management estimate foreseeable income that may be received and offset this against the minimum future cash outflows from fulfilling the contract. All cash flows are discounted at an appropriate discount rate.

3.21	Unfavorable contracts
Unfavorable contracts recognized from business combinations are classified as a liability, discounted and recognized over the term of the underlying contract as a reduction in the associated expense.

3.22	IFRSs not yet adopted
At the date of authorization of these financial statements, the following Standards and Interpretations, which have not been applied in the financial statements, were in issue but not yet effective:

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IFRS 9 ‘Financial Instruments’ addresses the classification, measurement and recognition of financial assets and financial liabilities and replaces IAS 39. The standard reduces the complexity of the current rules on financial instruments as mandated in IAS 39. IFRS 9 replaces the ‘incurred loss model’ in IAS 39 with an ‘expected credit loss’ model. The standard also introduces new presentation and disclosure requirements. The standard also introduces new hedge accounting rules although the adoption of these is optional so that the hedge accounting rules under IAS 39 may continue to be applied. The effective date for the adoption of IFRS 9 is annual periods beginning on or after 1 January 2018. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group has completed its assessment of the effects of transition to IFRS 9. The impacts that have been identified on adopting IFRS 9 on the Group are detailed below.
–Classification and measurement: IFRS 9 establishes a principle based approach for classification of financial assets based on cash flow characteristics of the asset and the business model in which an asset is held as well as changes to the measurement of financial liabilities held at FVTPL. The change in classification does not affect the accounting recognition of financial assets presented in these financial statements and the impact of the change in measurement on financial liabilities as at December 31, 2017 is €nil.
–Impairment: The significant financial assets held that are affected by the impairment losses recognised under IFRS 9 are trade receivables, for which the gross balance as at December 31, 2017 is €289.0 million with an impairment provision of €5.8 million. Management has performed an assessment of the impairment of trade receivables under IFRS 9 using Expected Credit Losses derived from actual credit losses experienced in the past. Based on this assessment, the impairment provision was found to be comparable to the existing provision, with no material difference.
–Hedge accounting: The Group has elected not to apply IFRS 9 for hedge accounting.

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IFRS 15 ‘Revenue from contracts with customers’ outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the new standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services.

Management has assessed the effects of applying the new standard on the Company’s financial statements and has identified that the presentation of contract assets and contract liabilities will need to be changed. Specifically, adoption of IFRS 15 will result in additional disclosures in our footnotes around discounts and trade marketing expenses as of 1 January 2018 in relation to trade terms which are currently included in other balance sheet line items.
The Company has quantified that there is no material impact on revenue recognition by applying this standard. The Company will apply the standard using the modified retrospective approach which means that any cumulative impact of the adoption identified would have been be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated.

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IFRS 16 ‘Leases’ sets out the principles for the recognition, measurement, presentation and disclosure of leases and replaces IAS 17 ‘Leases’. The standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The Standard also contains enhanced disclosure requirements for lessees. This IFRS will become effective for accounting periods starting on January 1, 2019 with early application permitted for companies applying IFRS 15 ‘Revenue from Contracts with Customers’.

The Company is still assessing the full impact of the new IFRS 16 Standard. However, it is expected that there will be an increase in assets and liabilities as a result of the adoption of the new standard.